Intangible assets (Tables)	12 Months Ended
Mar. 31, 2019
Intangible Assets [Abstract]
Summary of intangible assets and goodwill

	Goodwill R’000	Patents and trademarks R’000	Customer relationships R’000	Product development costs R’000	Computer software, technology, in-house software and other R’000	Total R’000

At April 1, 2017
Cost	618,910	3,155	40,165	265,637	130,131	1,057,998
Accumulated amortization and impairments	—	(2,229)	(16,942)	(89,848)	(67,079)	(176,098)
Net book amount	618,910	926	23,223	175,789	63,052	881,900

Year ended March 31, 2018
Opening net book amount	618,910	926	23,223	175,789	63,052	881,900
Additions	—	31	5,300	65,342	23,965	94,638
Transfers	—	—	—	(365)	365	—
Disposals*	—	—	—	(1,188)	—	(1,188)
Amortization charge (notes 24 and 32.2)	—	(513)	(7,516)	(37,639)	(18,258)	(63,926)
Impairment loss (notes 5, 24, 30 and 32.2)	—	—	—	(2,687)	—	(2,687)
Currency translation differences	(7,266)	—	(356)	(235)	(2,353)	(10,210)
– Cost	(7,266)	—	(475)	(265)	(4,760)	(12,766)
– Accumulated amortization and impairments	—	—	119	30	2,407	2,556
Closing net book amount	611,644	444	20,651	199,017	66,771	898,527

At March 31, 2018
Cost	611,644	1,031	44,990	312,338	145,387	1,115,390
Accumulated amortization and impairments	—	(587)	(24,339)	(113,321)	(78,616)	(216,863)
Net book amount	611,644	444	20,651	199,017	66,771	898,527

Year ended March 31, 2019
Opening net book amount	611,644	444	20,651	199,017	66,771	898,527
Additions	—	213	—	69,912	23,012	93,137
Disposals**	—	—	—	—	—	—
Amortization charge (notes 24 and 32.2)	—	(119)	(6,797)	(37,318)	(20,643)	(64,877)
Impairment loss (notes 5, 24, 30 and 32.2)	—	—	—	(930)	—	(930)
Currency translation differences	25,587	—	(9)	229	3,982	29,789
– Cost	25,587	—	1,053	374	7,737	34,751
– Accumulated amortization and impairments	—	—	(1,062)	(145)	(3,755)	(4,962)
Closing net book amount	637,231	538	13,845	230,910	73,122	955,646

At March 31, 2019
Cost	637,231	1,244	46,043	365,665	166,832	1,217,015
Accumulated amortization and impairments	—	(706)	(32,198)	(134,755)	(93,710)	(261,369)
Net book amount	637,231	538	13,845	230,910	73,122	955,646

* The historical costs and accumulated amortization on fully depreciated assets which were retired and removed from the accounting records during the 2018 year included R2.2 million relating to patents and trademarks, R13.9 million relating to product development costs and R4.3 million relating to computer software, technology, in-house software and other.
** The historical costs and accumulated amortization on fully depreciated assets which were retired and removed from the accounting records during the 2019 year included R17.0 million relating to product development costs and R9.3 million relating to computer software, technology, in-house software and other.
A summary of the goodwill at operating segment level is presented below:

	March 31, 2018 R’000	Foreign currency translation differences R’000	March 31, 2019 R’000

Central Services Organization	103,119	—	103,119
Europe	108,624	15,001	123,625
Middle East and Australasia	46,851	10,586	57,437
Africa	353,050	—	353,050
Total	611,644	25,587	637,231

Key assumptions used for value-in-use calculations
The key assumptions used for the value-in-use calculations are as follows:

2019	Central Services Organization	Africa	Europe	Middle East and Australasia

Discount rate
– pre-tax discount rate applied to the cash flow projections (%)	17.9	17.8	9.0	11.1
Growth rate
– growth rate used to extrapolate cash flow beyond the budget period (%)	5.5	5.5	2.0	2.3

2018	Central Services Organization	Africa	Europe	Middle East and Australasia

Discount rate
– pre-tax discount rate applied to the cash flow projections (%)	17.1	17.3	9.2	13.3
Growth rate
– growth rate used to extrapolate cash flow beyond the budget period (%)	5.4	5.4	2.2	2.9